Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 3. RELATED PARTY TRANSACTIONS

Founder Shares

The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share

(as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Other Receivable — Related Party

During the year ended December 31, 2021, the Company paid expenses on behalf of an affiliate that were mainly settled during the year ended December 31, 2021. No amount was due or outstanding from this affiliate as of June 30, 2022 and December 31, 2021.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on July 11, 2019, through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the three and six months ended June 30, 2022 and 2021, the Company incurred $30,000 and $60,000, and paid $30,000 and $60,000 in fees for these services, respectively.

Promissory Note — Related Party

On September 28, 2021, as part of the extension meeting to extend the liquidation date to December 31, 2021, the Sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 (such loan being referred to herein as the “Contribution”) for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $1,240,695 to the Company. The Contribution was non-interest bearing and repayable on the consummation of the Company’s business combination. The funds were deposited into the trust account on September 29, 2021.

On December 27, 2021, as part of the extension meeting to extend the liquidation date to March 31, 2022, the Sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $930,765 to the Company. The Contribution was non-interest bearing and repayable on the consummation of the Company’s business combination. The funds were deposited into the trust account on December 31, 2021.

On March 29, 2022, as part of the extension meeting to extend the liquidation date to June 30, 2022, the Sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $265,750 to the Company. The Contribution is non-interest bearing and repayable on the consummation of the Company’s business combination. The funds were deposited into the trust account on April 1, 2022.

On June 21, 2022, as part of the extension meeting to extend the liquidation date to December 31, 2022, the Sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $261,810 to the Company. The Contribution is non-interest bearing and repayable on the consummation of the Company’s business combination. The funds were deposited into the trust account on April 1, 2022.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Insiders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $750,000 of such Working Capital Loans may be converted into units of the post Business Combination entity at a price of $10.00 per unit and up to $750,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. The units and warrants would be identical to the Private Units and Private Warrants, respectively. No working capital loans were issued or outstanding as of June 30, 2022 and December 31, 2021.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

In March 2019, the sponsor purchased 3,593,750 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. On July 11, 2019, the Company effected a stock dividend of 0.2 share for each share outstanding (the “stock dividend”), resulting in an aggregate of 4,312,500 Founder Shares outstanding. The Founder Shares included an aggregate of up to 562,500 shares subject to forfeiture by the sponsor to the extent that the underwriters’ over -allotment was not exercised in full or in part, so that the sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Units and Representative Shares) (see Note 8). All share and per-share amounts have been retroactively restated to reflect the stock dividend. In connection with the underwriters’ exercise of the over-allotment option in full, 562,500 Founder Shares are no longer subject to forfeiture.

The sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the

Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Other Receivable — Related Party

During the year ended December 31, 2021, we paid expenses on behalf of an affiliate that were mainly settled during the year ended December 31, 2021. An aggregate amount of $0 and $22,195 was due from this affiliate as of December 31, 2021 and 2020, respectively.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on July 11, 2019, through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the CEO a total of $10,000 per month for office space, utilities and secretarial and administrative support. For the year ended December 31, 2021 and 2020, the Company incurred and paid $120,000 in fees for these services.

Promissory Note — Related Party

In March 2019, the Company issued an unsecured promissory note to the Company’s Chief Executive Officer (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $150,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020, (ii) the consummation of the Initial Public Offering or (iii) the date on which the Company determines not to proceed with the Initial Public Offering. Borrowings amounting to $149,000 were repaid as of December 31, 2020. Borrowings under the Promissory Note are no longer available.

On September 28, 2021, as part of the extension meeting to extend the liquidation date to December 31, 2021, the sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 (such loan being referred to herein as the “Contribution”) for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $1,240,695 to the Company. The Contribution was non-interest bearing and repayable on the consummation of the Company’s business combination. The funds were deposited into the trust account on September 29, 2021.

On December 27, 2021, as part of the extension meeting to extend the liquidation date to March 31, 2022, the sponsor agreed that if the Extension Amendment Proposal was approved, it or its affiliates would lend to the Company $0.10 for each public share that was not converted in connection with the stockholder vote to approve the proposal. Accordingly, the sponsor lent an aggregate of $930,765 to the Company. The Contribution was non-interest bearing and repayable on the consummation of the Company’s business combination. The funds were deposited into the trust account on December 31, 2021. The full amount of $2,171,460 is outstanding as of December 31, 2021.

Related Party Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Insiders, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $750,000 of such Working Capital Loans may be converted into units of the post Business Combination entity at a price of $10.00 per unit and up to $750,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. The units and warrants would be identical to the Private Units and Private Warrants, respectively. No working capital loans were issued or outstanding as of December 31, 2021.